Loans and Accounts Receivable from Customers - Additional Information (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 1,939	$ 0
Gain on recovery of loans previously written off	3,290
Provisions on sale from loans and receivables	444
Loans and receivables from customers, net [member] | Net financial operating income [member]
Disclosure of financial assets [line items]
Gain (loss) on sale of loans and receivables sold	$ 57	$ 458